Submission	May 20, 2025
Submission [Line Items]
Central Index Key	0000818686
Registrant Name	TEVA PHARMACEUTICAL INDUSTRIES LTD
Registration File Number	333-284770
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES